Fair Value Measurements - Hierarchy for liabilities measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities held in brokerage account	$ 232,313,494
Liabilities:
Total liabilities	30,174,000	$ 33,660,000
Level 1
Assets:
Marketable securities held in brokerage account	232,313,494
Liabilities:
Total liabilities	8,280,000	18,975,000
Level 3
Liabilities:
Total liabilities	21,894,000	14,685,000
Public Warrants
Liabilities:
Total liabilities	8,280,000	18,975,000
Public Warrants | Level 1
Liabilities:
Total liabilities	8,280,000	$ 18,975,000
Private Placement Warrants
Liabilities:
Total liabilities	21,894,000
Private Placement Warrants | Level 3
Liabilities:
Total liabilities	$ 21,894,000